Summary of Significant Accounting Policies, Goodwill and Indefinite-Lived Intangible Assets (FY) (Details)	12 Months Ended
Dec. 31, 2021 ReportingUnit
Goodwill and Indefinite-Lived Intangible Assets [Abstract]
Number of reporting units	1